UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4075
                                   ------------


                         AXP INTERNATIONAL SERIES, INC.
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               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:  10/31
                         --------

Date of reporting period:  01/31
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

                               PORTFOLIO HOLDINGS
                                      FOR
                    AXP(R) THREADNEEDLE EUROPEAN EQUITY FUND
                                AT JAN. 31, 2005

Investments in Securities

AXP Threadneedle European Equity Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.5%)(c)
Issuer                                         Shares                 Value(a)

Austria (1.2%)

Banks and savings & loans (0.5%)
Erste Bank der Oesterreichischen
  Sparkassen                                   14,100                 $698,178

Building materials & construction (0.7%)
Wienerberger                                   18,520                  854,416

Belgium (2.4%)

Food (0.5%)
Colruyt                                         4,101                  688,547

Retail -- general (1.1%)
Delhaize Group                                 19,186                1,414,524

Telecom equipment & services (0.8%)
Belgacom                                       23,955(b)               990,377

Denmark (0.8%)

Insurance
Topdanmark                                     15,064(b)             1,070,728

Finland (2.6%)

Computer software & services (0.7%)
TietoEnator                                    32,070                  938,267

Energy equipment & services (1.3%)
Fortum                                         87,579                1,566,018

Telecom equipment & services (0.6%)
Nokia                                          49,333                  754,541

France (14.1%)

Automotive & related (1.1%)
Renault                                        17,440                1,424,296

Banks and savings & loans (1.5%)
BNP Paribas                                    26,987                1,946,318

Beverages & tobacco (0.9%)
LVMH Moet Hennessy
  Louis Vuitton                                15,772                1,095,891

Energy (3.9%)
Total                                          23,225                4,990,845

Engineering & construction (0.9%)
VINCI                                           8,317                1,191,838

Health care services (1.2%)
Essilor Intl                                   21,280                1,508,426

Insurance (1.3%)
AXA                                            69,900                1,696,960

Machinery (0.5%)
Schneider Electric                              8,601                  657,497

Media (0.6%)
Publicis Groupe                                23,601                  743,611

Multi-industry (1.6%)
Sanofi-Aventis                                 17,132                1,275,544
Vivendi Universal                              23,070(b)               729,498
Total                                                                2,005,042

Utilities -- telephone (0.6%)
France Telecom                                 25,043                  786,221

Germany (11.8%)

Automotive & related (1.5%)
Continental                                    27,585                1,914,075

Banks and savings & loans (0.5%)
Hypo Real Estate Holding                       17,625(b)               696,435

Chemicals (0.5%)
Bayer                                          20,046                  651,280
Lanxess                                         2,004(b)                38,756
Total                                                                  690,036

Computer hardware (0.5%)
Wincor Nixdorf                                  8,231(b)               659,152

Computer software & services (1.0%)
SAP                                             7,913                1,225,631

Electronics (1.0%)
Siemens                                        15,732(d)             1,256,352

Health care products (1.7%)
Celesio                                        18,776                1,446,443
Merck & Co                                     10,755                  711,645
Total                                                                2,158,088

Textiles & apparel (1.2%)
Puma Rudolf Dassler Sport                       6,400                1,572,100

Utilities -- electric (1.6%)
E.ON                                           22,528                2,014,756

Utilities -- telephone (2.3%)
Deutsche Telekom                              133,329(b)             2,884,855

Ireland (2.5%)

Banks and savings & loans (1.3%)
Anglo Irish Bank                               66,824                1,627,131

Building materials & construction (0.9%)
CRH                                            44,967                1,192,142

Food (0.3%)
IAWS Group                                     25,234                  397,250

Italy (7.4%)

Banks and savings & loans (0.6%)
Banco Popolare di
  Verona e Novara                              40,751                  783,306

Energy (2.4%)
Eni                                           130,457                3,180,513

See accompanying notes to investments in securities.

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1 -- AXP THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Italy (cont.)

Insurance (1.1%)
Riunione Adriatica di Sicurta                  62,120               $1,404,636

Multi-industry (0.7%)
Autostrade                                     30,737                  888,096

Telecom equipment & services (0.5%)
FastWeb                                        12,192(b)               590,270

Utilities -- electric (1.5%)
Enel                                          197,835                1,860,411

Utilities -- telephone (0.6%)
Telecom Italia                                227,130                  728,875

Netherlands (6.3%)

Banks and savings & loans (2.0%)
ING Groep                                      89,941                2,592,801

Energy (2.3%)
Royal Dutch Petroleum                          48,648(d)             2,841,451

Food (1.0%)
Royal Numico                                   34,323(b)             1,315,256

Industrial services (0.5%)
Koninklijke Philips Electronics                25,736                  672,079

Media (0.5%)
Reed Elsevier                                  45,727                  616,598

Portugal (0.4%)

Automotive & related
Brisa-Auto Estradas
  de Portugal                                  53,778                  502,773

Spain (4.1%)

Banks and savings & loans (2.6%)
Banco Bilbao Vizcaya
  Argentaria                                  109,373                1,844,545
Banco Santander Central
  Hispano                                     121,597                1,442,905
Total                                                                3,287,450

Beverages & tobacco (0.6%)
Altadis                                        18,017                  786,366

Utilities -- electric (0.9%)
Iberdrola                                      47,646                1,180,401

Sweden (1.8%)

Automotive & related (0.6%)
Volvo Cl B                                     18,963                  769,037

Machinery (0.7%)
Atlas Copco Cl A                               18,798                  875,535

Telecom equipment & services (0.5%)
Telefonaktiebolaget LM
  Ericsson Cl B                               237,080(b)               695,844

Switzerland (11.5%)

Banks and savings & loans (3.7%)
Credit Suisse Group                            26,423(b)             1,064,282
UBS                                            45,588                3,705,298
Total                                                                4,769,580

Chemicals (1.2%)
Syngenta                                       14,734(b)             1,585,389

Food (0.9%)
Nestle                                          4,513                1,185,018

Health care products (5.0%)
Nobel Biocare Holding                           8,636                1,515,851
Novartis                                       26,716                1,281,924
Roche Holding                                  31,990                3,411,154
Total                                                                6,208,929

Metals (0.7%)
Xstrata                                        51,558                  899,254

United Kingdom (30.6%)

Aerospace & defense (0.9%)
Rolls-Royce Group                             231,851(b)             1,140,921

Airlines (0.3%)
British Airways                               156,051(b)               414,706

Banks and savings & loans (5.4%)
Barclays                                       59,948                  657,191
HBOS                                           88,835                1,416,522
Royal Bank of Scotland Group                   88,663                2,939,209
Standard Chartered                             93,052                1,707,779
Total                                                                6,720,701

Beverages & tobacco (1.3%)
Gallaher Group                                 48,988                  720,614
SABMiller                                      64,831                  993,123
Total                                                                1,713,737

Building materials & construction (0.5%)
Persimmon                                      49,339                  667,209

Cellular telecommunications (4.1%)
Vodafone Group                              2,042,712                5,271,298

Energy (4.5%)
BP                                            386,586                3,830,260
Shell Transport & Trading                     198,353                1,739,717
Total                                                                5,569,977

Financial services (3.0%)
HSBC Holdings                                 235,217                3,893,664

Health care products (1.9%)
GlaxoSmithKline                               111,478                2,461,911

Insurance (1.0%)
Friends Provident                             426,719                1,284,371

Leisure time & entertainment (1.0%)
Carnival                                       20,353                1,221,702

Media (0.7%)
T&F Informa                                   119,765                  924,623

Metals (0.6%)
Lonmin                                         43,715                  792,592

Restaurants (0.8%)
Enterprise Inns                                70,685                  993,616

Retail -- general (0.6%)
GUS                                            41,930                  761,884

Retail -- grocery (2.2%)
Tesco                                         298,392                1,732,742
Wm Morrison Supermarkets                      293,091                1,111,651
Total                                                                2,844,393

Telecom equipment & services (0.8%)
mmO2                                          434,698(b)             1,029,705

Utilities -- natural gas (1.0%)
BG Group                                      182,141                1,243,299

Total common stocks
(Cost: $101,576,064)                                              $124,480,721

Preferred stock (1.4%)(c)
Issuer                                         Shares                 Value(a)

Germany
Porsche                                         2,813(b)            $1,832,291

Total preferred stock
(Cost: $1,420,141)                                                  $1,832,291

Short-term securities (3.9%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (1.8%)
Federal Home Loan Bank Disc Nt
  02-18-05                2.33%            $1,200,000               $1,198,603
  Federal Natl Mtge Assn Disc Nts
  02-03-05                2.27                400,000                  399,924
  02-23-05                2.22                700,000                  699,009
Total                                                                2,297,536

Commercial paper (2.1%)
  General Electric Capital
  02-01-05                2.48              2,700,000                2,699,814

Total short-term securities
(Cost: $4,997,628)                                                  $4,997,350

Total investments in securities
(Cost: $107,993,833)(f)                                           $131,310,362

See accompanying notes to investments in securities.

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2 -- AXP THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At Jan. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.2% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(f) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $107,994,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $24,050,000
      Unrealized depreciation                                         (734,000)
                                                                      --------
      Net unrealized appreciation                                  $23,316,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

                                                              S-6006-80 C (4/05)

                                  PORTFOLIO HOLDINGS
                                          FOR
                        AXP(R) THREADNEEDLE INTERNATIONAL FUND
                                   AT JAN. 31, 2005

Investments in Securities

AXP Threadneedle International Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)(c)
Issuer                                         Shares                 Value(a)

Australia (1.4%)

Financial services (0.3%)
Lend Lease                                    140,789               $1,488,230

Metals (0.8%)
BHP Billiton                                  371,306                4,726,782

Precious metals (0.3%)
Newcrest Mining                               103,904                1,372,264

Austria (0.6%)

Building materials & construction
Wienerberger                                   64,311                2,966,972

Belgium (2.0%)

Food (0.5%)
Colruyt                                        17,101                2,871,214

Retail -- general (1.0%)
Delhaize Group                                 70,130                5,170,467

Telecom equipment & services (0.5%)
Belgacom                                       62,765(b)             2,594,908

Brazil (0.7%)

Metals
Cia Vale do Rio Doce ADR                      147,600                3,713,616

Denmark (0.2%)

Insurance
Topdanmark                                     13,913(b)               988,917

Finland (0.5%)

Computer software & services
TietoEnator                                    94,064                2,752,015

France (5.9%)

Aerospace & defense (0.5%)
Thales                                         59,632                2,722,486

Energy (2.0%)
Total                                          50,075               10,760,671

Health care services (1.0%)
Essilor Intl                                   73,186                5,187,765

Insurance (1.2%)
AXA                                           261,354                6,344,883

Machinery (0.7%)
Schneider Electric                             51,106                3,906,758

Multi-industry (0.5%)
Sanofi-Aventis                                 32,408                2,412,901

Germany (5.1%)

Automotive & related (0.8%)
Continental                                    60,030                4,165,380

Banks and savings & loans (0.5%)
Hypo Real Estate Holding                       64,163(b)             2,535,338

Computer hardware (0.7%)
Wincor Nixdorf                                 43,956(b)             3,520,068

Health care products (0.6%)
Celesio                                        42,403                3,266,591

Textiles & apparel (0.6%)
Puma Rudolf Dassler Sport                      13,402                3,292,076

Utilities -- electric (1.0%)
E.ON                                           64,819                5,796,984

Utilities -- telephone (0.9%)
Deutsche Telekom                              210,783(b)             4,560,736

Hong Kong (2.8%)

Financial services (0.6%)
Cheung Kong Holdings                          246,000                2,255,748
Hong Kong Exchanges
  and Clearing                                312,000                  778,305
Total                                                                3,034,053

Multi-industry (1.0%)
New World Development                       1,642,200                1,602,857
Swire Pacific Cl A                            514,500                4,039,295
Total                                                                5,642,152

Real estate (0.7%)
Sun Hung Kai Properties                       405,000                3,750,858

Retail -- general (0.5%)
Esprit Holdings                               441,500                2,552,919

Hungary (0.5%)

Banks and savings & loans
OTP Bank                                       89,900                2,911,170

Ireland (2.4%)

Banks and savings & loans (1.4%)
Allied Irish Banks                            173,760                3,460,687
Anglo Irish Bank                              177,533                4,322,840
Total                                                                7,783,527

Building materials & construction (1.0%)
CRH                                           190,524                5,051,075

Israel (0.3%)

Computer software & services
Check Point Software  Technologies             75,900(b)             1,842,852

See accompanying notes to investments in securities.

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1 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Italy (5.5%)

Banks and savings & loans (0.6%)
Banco Popolare di  Verona e Novara            169,447               $3,257,070

Energy (1.8%)
Eni                                           397,878                9,700,179

Insurance (1.1%)
Riunione Adriatica di Sicurta                 259,628                5,870,618

Multi-industry (0.7%)
Autostrade                                    121,522                3,511,184

Utilities -- electric (0.6%)
Enel                                          357,013                3,357,297

Utilities -- telephone (0.7%)
Telecom Italia                              1,164,856                3,738,098

Japan (19.6%)

Automotive & related (1.8%)
Fuji Heavy Inds                               225,000                1,061,669
Honda Motor                                    25,000                1,305,023
Nissan Motor                                  170,000                1,793,545
Toyota Motor                                  150,000                5,831,098
Total                                                                9,991,335

Banks and savings & loans (1.6%)
ACOM                                           21,040                1,475,853
Bank of Kyoto                                 150,000                1,292,055
Mitsubishi Tokyo
  Financial Group                                 450                4,250,330
Sumitomo Mitsui
  Financial Group                                 224                1,568,899
Total                                                                8,587,137

Building materials & construction (1.0%)
Asahi Glass                                   300,000                3,157,401
Nishimatsu Construction                       584,000                2,135,829
Total                                                                5,293,230

Cellular telecommunications (0.5%)
NTT DoCoMo                                      1,383                2,394,948

Chemicals (1.4%)
Shin-Etsu Chemical                             50,000                1,973,350
Showa Denko                                   450,000                1,071,862
Sumitomo Chemical                             875,000                4,514,544
Total                                                                7,559,756

Computer software & services (0.4%)
NIWS                                               35                   99,569
Nomura Research Institute                      19,400                1,917,889
Total                                                                2,017,458

Electronics (2.3%)
eAccess                                         1,000(b)             1,012,395
Hitachi                                       270,000                1,794,326
Keyence                                        14,990                3,434,407
Murata Mfg                                     30,000                1,565,890
Rohm                                           28,000                2,543,200
Tokyo Electron                                 18,000                1,046,778
Victor Company of Japan                       132,000                1,123,037
Total                                                               12,520,033

Engineering & construction (0.7%)
Daiwa House Industry                          300,000                3,462,457

Financial services (1.2%)
Nomura Holdings                               250,000                3,282,904
Sumitomo Trust & Banking                      450,000                3,053,221
Total                                                                6,336,125

Furniture & appliances (0.5%)
Matsushita Electric Industrial                173,000                2,565,537

Health care products (1.1%)
Chugai Pharmaceutical                         151,000                2,380,366
Sankyo                                         63,700                1,415,754
Yamanouchi Pharmaceutical                      60,400                2,193,055
Total                                                                5,989,175

Household products (0.2%)
Kao                                            40,000                  928,207

Industrial transportation (0.4%)
Tokyu                                         250,000                1,376,651
West Japan Railway                                200                  788,362
Total                                                                2,165,013

Insurance (0.4%)
Mitsui Sumitomo Insurance                     123,000                1,077,184
T&D Holdings                                   22,750(b)             1,066,038
Total                                                                2,143,222

Machinery (1.2%)
Amada                                         500,000                2,941,629
SMC                                            21,000                2,448,228
THK                                            54,000                1,075,534
Total                                                                6,465,391

Media (0.8%)
Dai Nippon Printing                           175,000                2,756,213
Nippon Telegraph &
  Telephone                                       300                1,259,997
Total                                                                4,016,210

Metals (0.3%)
Nippon Steel                                  750,000                1,822,250

Multi-industry (0.5%)
Canon                                          54,000                2,815,165

Paper & packaging (0.4%)
Nippon Paper Group                                537                2,313,280

Real estate (1.2%)
Daito Trust Construction                       46,000                2,125,397
Mitsui Fudosan                                331,000                4,109,640
Total                                                                6,235,037

Retail -- general (0.9%)
Komeri                                         27,000                  725,356
Marui                                         150,000                1,997,794
Seven-Eleven Japan                             63,000                1,908,216
Total                                                                4,631,366

Textiles & apparel (0.3%)
Onward Kashiyama                               87,000                1,337,398

Utilities -- electric (0.4%)
Electric Power Development                      8,700(b)               259,413
Tokyo Electric Power                           75,000                1,786,219
Total                                                                2,045,632

Utilities -- telephone (0.1%)
KDDI                                              125                  637,479

Mexico (1.0%)

Cellular telecommunications (0.5%)
America Movil ADR Series L                     53,096                2,817,274

Retail -- general (0.5%)
Wal-Mart de Mexico  Series C                  693,900(b)             2,396,500

Netherlands (4.7%)

Banks and savings & loans (1.3%)
ING Groep                                     240,560                6,934,815

Energy (1.5%)
Royal Dutch Petroleum                         140,337(d)             8,196,856

Food (0.7%)
Royal Numico                                   93,789(b)             3,593,989

Insurance (0.7%)
Aegon                                         262,524                3,562,772

Media (0.5%)
Reed Elsevier                                 202,834                2,735,081

Norway (0.6%)

Insurance
Storebrand                                    355,910                3,146,814

Russia (0.6%)

Utilities -- telephone
Mobile Telesystems ADR                         81,673                2,938,595

See accompanying notes to investments in securities.
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2 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Singapore (1.3%)

Banks and savings & loans (0.9%)
DBS Group Holdings                            468,000               $4,520,750

Real estate (0.4%)
City Developments                             554,000                2,316,533

South Africa (0.8%)

Banks and savings & loans
ABSA Group                                    312,059                3,989,655

South Korea (2.3%)

Automotive & related (0.3%)
Hyundai Motor                                  29,270                1,662,202

Banks and savings & loans (0.6%)
Kookmin Bank                                   69,480                2,998,343

Electronics (1.1%)
Samsung Electronics                            12,550                6,056,152

Metals (0.3%)
POSCO                                           9,480                1,720,281

Spain (3.1%)

Banks and savings & loans (2.5%)
Banco Bilbao Vizcaya
  Argentaria                                  385,082                6,494,300
Banco Santander
  Central Hispano                             544,699(d)             6,463,555
Total                                                               12,957,855

Computer software & services (0.6%)
Indra Sistemas                                201,594                3,451,472

Sweden (0.5%)

Telecom equipment & services
Telefonaktiebolaget LM  Ericsson Cl B         850,877(b)             2,497,374

Switzerland (7.0%)

Banks and savings & loans (2.0%)
Credit Suisse Group                            62,276(b)             2,508,392
UBS                                            99,803                8,111,780
Total                                                               10,620,172

Chemicals (0.7%)
Syngenta                                       34,978(b)             3,763,657

Health care products (2.5%)
Nobel Biocare Holding                          21,905                3,844,920
Roche Holding                                  88,047                9,388,620
Total                                                               13,233,540

Insurance (0.9%)
Swiss Life Holding                             30,459(b)             4,578,296

Metals (0.5%)
Xstrata                                       149,650                2,610,135

Retail -- general (0.4%)
Swatch Group Cl B                              16,478                2,304,517

Taiwan (2.0%)

Banks and savings & loans (1.1%)
Chinatrust Financial  Holding               5,152,641                5,807,002

Electronics (0.9%)
Taiwan Semiconductor Mfg                    2,827,707                4,715,923

Thailand (0.4%)

Banks and savings & loans
Bangkok Bank                                  618,300                1,859,359

United Kingdom (26.4%)

Aerospace & defense (0.9%)
Rolls-Royce Group                             992,457(b)             4,883,805

Airlines (0.4%)
British Airways                               717,776(b)             1,907,490

Banks and savings & loans (4.4%)
Barclays                                      315,128                3,454,647
HBOS                                          403,873                6,439,973
Royal Bank of Scotland Group                  168,349                5,580,828
Standard Chartered                            427,507                7,846,018
Total                                                               23,321,466

Beverages & tobacco (1.4%)
Gallaher Group                                230,136                3,385,304
Greene King                                    65,385                1,585,253
SABMiller                                     174,859                2,678,601
Total                                                                7,649,158

Building materials & construction (0.8%)
BPB                                           411,579                4,012,583

Cellular telecommunications (2.3%)
Vodafone Group                              4,647,321               11,992,592

Computer software & services (0.5%)
ARM Holdings                                1,510,128                2,796,086

Energy (2.2%)
BP                                            732,721                7,259,735
Shell Transport & Trading                     482,488                4,231,813
Total                                                               11,491,548

Financial services (2.7%)
3i Group                                      263,415                3,474,087
HSBC Holdings                                 383,204                6,343,367
Land Securities Group                         180,746                4,692,996
Total                                                               14,510,450

Industrial services (0.6%)
BOC Group                                     168,184                3,108,647

Insurance (0.9%)
Friends Provident                           1,638,817                4,932,633

Leisure time & entertainment (1.4%)
Carnival                                      127,009                7,623,795

Media (0.1%)
Taylor Nelson Sofres                          169,375                  717,921

Restaurants (0.3%)
Enterprise Inns                               112,212                1,577,359

Retail -- general (1.0%)
GUS                                           290,855                5,284,944

Retail -- grocery (3.0%)
Morrison WM
  Supermarkets                              1,264,680                4,796,745
Tesco                                       1,955,538               11,355,677
Total                                                               16,152,422

Telecom equipment & services (0.8%)
mmO2                                        1,718,718(b)             4,071,271

Utilities -- electric (1.5%)
Natl Grid Transco                             363,238                3,533,187
Scottish & Southern Energy                    258,603                4,335,279
Total                                                                7,868,466

Utilities -- natural gas (1.2%)
BG Group                                      932,225                6,363,392

Total common stocks
(Cost: $441,837,837)                                              $521,645,857

Preferred stock & other (1.1%)(c)
Issuer                                         Shares                 Value(a)

Germany (1.1%)
Porsche                                         8,621(d)            $5,615,420

Singapore (--%)
City Development
  Warrants                                     55,400(b)               148,916

Total preferred stock & other
(Cost: $4,334,516)                                                  $5,764,336

Short-term securities (5.4%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
  02-23-05                2.37%            $5,000,000               $4,992,429
Federal Natl Mtge Assn Disc Nts
  02-16-05                2.32              5,000,000                4,994,844
  03-16-05                2.29              3,700,000                3,689,690
  04-13-05                2.47             15,000,000               14,926,336

Total short-term securities
(Cost: $28,602,221)                                                $28,603,299

Total investments in securities
(Cost: $474,774,574)(f)                                           $556,013,492

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At Jan. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 4.4% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(f) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $474,775,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $85,664,000
      Unrealized depreciation                                       (4,426,000)
                                                                    ----------
      Net unrealized appreciation                                  $81,238,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

                                                              S-6140-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP International Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 29, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 29, 2005